SHARE BASED PAYMENTS	12 Months Ended
Dec. 31, 2018
SHARE BASED PAYMENTS
SHARE BASED PAYMENTS

NOTE 34 — SHARE-BASED PAYMENTS

The Company recognized share-based compensation expense of $0.5 million, $1.9 million and $2.7 million for the years ended 31 December 2018, 2017 and 2016, respectively, comprised of RSUs (equity-settled) and deferred cash awards (cash-settled).

Restricted Share Units

During the years ended 31 December 2018, 2017 and 2016, the Board of Directors awarded 7,117,469, 1,575,722 and 1,699,220 RSUs, respectively, to certain employees (of which nil,  372,419 and 511,329, respectively, granted to the Company’s Managing Director were approved by shareholders). In addition, in 2018 the Board recommended that its Managing Director receive 3,127,480 RSUs, which will which be subject to approval by shareholders at its 2019 Annual General Meeting, and therefore are not shown in the tables below, and no expense has been recorded related to these awards in 2018.  These awards were made in accordance with the long-term equity component of the Company’s incentive compensation plan, the details of which are described in more detail in the Remuneration Report of the Directors’ Report. The fair value calculation methodology is described in Note 1. RSU expense totaled $0.5 million, $2.1 million and $2.5 million for the years ended 31 December 2018, 2017 and 2016, respectively. This information is summarised for the Group for the years ended 31 December 2018, 2017 and 2016, respectively, below:

		Weighted Average Fair
	Number	Value at Measurement
	of RSUs	Date A$
Outstanding at 31 December 2015	1,243,434	5.53
Issued or Issuable (1)	1,826,719	1.84
Converted to ordinary shares	(550,154)	5.43
Forfeited	(141,779)	5.88
Outstanding as at 31 December 2016	2,378,220	3.36
Issued or Issuable	1,575,722	0.88
Converted to ordinary shares	(389,791)	4.34
Forfeited	(183,814)	1.54
Outstanding as at 31 December 2017	3,380,337	2.19
Issued or Issuable	7,117,469	0.27
Converted to ordinary shares	(691,618)	4.68
Forfeited	(672,258)	2.60
Outstanding as at 31 December 2018	9,133,930	0.47

(1)	Includes 127,500 of RSUs formally issued on the ASX in 2016 in conjunction with a 2015 option conversion.

The following tables summarise the RSUs issued and their related grant date, fair value and vesting conditions:

RSUs awarded during the year ended 31 December 2018:

		Fair Value at
		Measurement Date
Grant Date	Number of RSUs	(Per RSU in US$)	Vesting Conditions
26 December 2018	3,558,734	0.16	0% - 200% based on 3 year ATSR
26 December 2018	889,681	0.21	0% - 200% based on 2019 EBITDA per Debt Adjusted Share
26 December 2018	889,681	0.21	0% - 200% based on 2020 EBITDA per Debt Adjusted Share
26 December 2018	889,681	0.21	0% - 200% based on 2019 Production per Debt Adjusted Share
26 December 2018	889,692	0.21	0% - 200% based on 2020 Production per Debt Adjusted Share
	7,117,469

RSUs awarded during the year ended 31 December 2017:

		Fair Value at
		Measurement Date
Grant Date	Number of RSUs	(Per RSU in US$)	Vesting Conditions
3 January 2017	25,000	1.59	25% after 90 days; then 25% on 3 January 2018, 2019 and 2020
9 January 2017	25,000	1.72	25% after 90 days; then 25% on 9 January 2018, 2019 and 2020
2 February 2017	662,767	0.90	0% - 150% based on 3 year ATSR
25 May 2017	372,419	0.39	0% - 150% based on 3 year ATSR
23 October 2017	74,500	0.27	0% - 150% based on 3 year ATSR
23 October 2017	150,000	0.41	25% after 90 days; then 25% on 23 October 2018, 2019 and 2020
29 December 2017	266,036	0.58	33 % on 31 January 2018, 2019 and 2020
	1,575,722

RSUs awarded during the year ended 31 December 2016:

		Fair Value at
		Measurement Date
Grant Date	Number of RSUs	(Per RSU in US$)	Vesting Conditions
15 March 2016	682,495	$1.50	0% - 133% based on 3 year ATSR
27 May 2016	434,233	$0.94	0% - 133% based on 3 year ATSR
27 May 2016	77,095	$1.23	100 % vested immediately
29 June 2016	385,396	$0.82	33 % on 1 January 2017, 2018 and 2019
15 August 2016	40,000	$1.15	50 % on 13 November 2016 and 50% on 11 February 2017
15 August 2016	80,000	$1.07	0% - 133% based on 3 year ATSR
	1,699,219

Upon vesting, and after a certain administrative period, the RSUs are converted to ordinary shares of the Company. Once converted to ordinary shares, the RSUs are no longer restricted. For the years ended 31 December 2018,  2017 and 2016, the weighted average price of the RSUs at the date of conversion was A$0.94, A$1.87 and A$1.11 per share, respectively.

At 31 December 2018, the weighted average remaining contractual life of the RSUs was 1.7 years.

Deferred Cash Awards

During the years ended 31 December 2018, 2017 and 2016, the Board of Directors awarded nil, $2.0 million and $2.1 million, respectively, of deferred cash awards to certain employees.  Under the deferred cash plan, awards may vest between 0%-300%, earned through appreciation in the price of Sundance’s ordinary shares over a one to three year period.  The details of the award are described in more detail in the Remuneration Report of the Directors’ Report and the fair value calculation methodology is described in Note 1.  The fair value of the award is remeasured at the end of each reporting period, and as a result of a decrease in the value of the deferred cash awards as compared to the prior reporting period, the Company recorded income of $(5.8) thousand, $(0.2) million and expense of $0.2 million for the years ended 31 December 2018, 2017 and 2016, respectively.  The estimated weighted average fair value of each one dollar unit of deferred cash awards as at 31 December 2018 was $0.03, resulting in a total liability of $10.4 thousand.  Total award forfeitures for the years ended 31 December 2018, 2017 and 2016 were $1,779,482,  $1,744,228 and $31,681, respectively, which were for both employee terminations and failure to meet the award vesting conditions.

Amount
of Deferred
Cash Awards (US$)
Outstanding at 31 December 2015	—
Granted	2,079,879
Vested and paid in cash	—
Forfeited	(31,681)
Outstanding as at 31 December 2016	2,048,198
Granted	1,998,675
Vested and paid in cash	—
Forfeited	(1,744,228)
Outstanding as at 31 December 2017	2,302,645
Granted	—
Vested and paid in cash	—
Forfeited	(1,779,482)
Outstanding as at 31 December 2018	523,163